Total
Putnam RetirementReady 2040 Fund
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2040 Fund		1 Year	5 Years	10 Years
Class A Shares 2040		10.83%	4.83%	7.95%
Class A Shares 2040 | After Taxes on Distributions		9.32%	3.43%	6.72%
Class A Shares 2040 | After Taxes on Distributions and Sales		7.49%	3.43%	6.05%
Class B Shares 2040		11.69%	4.96%	7.94%
Class C Shares 2040		15.75%	5.29%	7.79%
Class R Shares 2040		17.32%	5.83%	8.32%
Class R3 Shares 2040	[1]	17.56%	6.03%	8.54%
Class R4 Shares 2040	[2]	17.86%	6.30%	8.81%
Class R5 Shares 2040	[3]	17.98%	6.40%	8.88%
Class R6 Shares 2040	[4]	18.00%	6.41%	8.89%
Class Y Shares 2040		17.91%	6.35%	8.86%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.
Putnam RetirementReady 2035 Fund
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2035 Fund		1 Year	5 Years	10 Years
Class A Shares 2035		8.78%	4.20%	7.28%
Class A Shares 2035 | After Taxes on Distributions		7.66%	2.92%	6.21%
Class A Shares 2035 | After Taxes on Distributions and Sales		5.93%	2.91%	5.51%
Class B Shares 2035		9.56%	4.33%	7.27%
Class C Shares 2035		13.53%	4.66%	7.10%
Class R Shares 2035		15.18%	5.19%	7.65%
Class R3 Shares 2035	[1]	15.33%	5.38%	7.84%
Class R4 Shares 2035	[2]	15.62%	5.64%	8.11%
Class R5 Shares 2035	[3]	15.78%	5.75%	8.18%
Class R6 Shares 2035	[4]	15.83%	5.79%	8.22%
Class Y Shares 2035		15.70%	5.71%	8.18%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.
Putnam RetirementReady 2030 Fund
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2030 Fund		1 Year	5 Years	10 Years
Class A Shares 2030		6.60%	3.44%	6.42%
Class A Shares 2030 | After Taxes on Distributions		5.46%	2.25%	5.51%
Class A Shares 2030 | After Taxes on Distributions and Sales		4.53%	2.32%	4.86%
Class B Shares 2030		7.30%	3.56%	6.41%
Class C Shares 2030		11.30%	3.91%	6.26%
Class R Shares 2030		12.83%	4.41%	6.78%
Class R3 Shares 2030	[1]	12.99%	4.56%	6.93%
Class R4 Shares 2030	[2]	13.28%	4.83%	7.20%
Class R5 Shares 2030	[3]	13.43%	4.94%	7.28%
Class R6 Shares 2030	[4]	13.50%	5.00%	7.35%
Class Y Shares 2030		13.40%	4.94%	7.32%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.
Putnam RetirementReady 2025 Fund
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2025 Fund		1 Year	5 Years	10 Years
Class A Shares 2025		4.48%	2.56%	5.43%
Class A Shares 2025 | After Taxes on Distributions		3.55%	1.48%	4.56%
Class A Shares 2025 | After Taxes on Distributions and Sales		3.05%	1.63%	4.03%
Class B Shares 2025		5.04%	2.66%	5.42%
Class C Shares 2025		9.02%	3.01%	5.26%
Class R Shares 2025		10.55%	3.52%	5.79%
Class R3 Shares 2025	[1]	10.70%	3.68%	5.94%
Class R4 Shares 2025	[2]	10.98%	3.94%	6.21%
Class R5 Shares 2025	[3]	11.14%	4.04%	6.28%
Class R6 Shares 2025	[4]	11.22%	4.11%	6.35%
Class Y Shares 2025		11.09%	4.04%	6.31%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.
Putnam RetirementReady Maturity Fund
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady Maturity Fund		1 Year	5 Years	10 Years
Class A Shares Maturity		4.12%	1.68%	3.00%
Class A Shares Maturity | After Taxes on Distributions		3.14%	0.71%	2.15%
Class A Shares Maturity | After Taxes on Distributions and Sales		2.66%	0.90%	2.01%
Class B Shares Maturity		2.66%	1.36%	2.80%
Class C Shares Maturity		6.63%	1.74%	2.65%
Class R Shares Maturity		8.19%	2.25%	3.16%
Class R3 Shares Maturity	[1]	8.30%	2.38%	3.30%
Class R4 Shares Maturity	[2]	8.57%	2.64%	3.56%
Class R5 Shares Maturity	[3]	8.71%	2.74%	3.63%
Class R6 Shares Maturity	[4]	8.79%	2.82%	3.70%
Class Y Shares Maturity		8.69%	2.75%	3.67%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.